HMBS Related Obligations, at Fair Value - Narrative (Details) - LoanPools	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022
Debt Disclosure [Abstract]
Ginnie Mae loan pools	1,849,000	2,004,000